UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
               Washington, D.C.  20549

                     Form 13F

                 Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if Amendment  (    ) ;   Amendment Number:
This Amendment  (Check only one.) :  (    )     is a restatement.
                                     (    )     adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Commonfund Asset Management Company, Inc.
Address:  15 Old Danbury Road
          P. O. Box 812
          Wilton, CT  06897-0812

Form 13F File Number:  28 - 06755

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John W. Auchincloss
Title:  General Counsel & Secretary, Commonfund Asset Management Company, Inc.
Phone:  203-563-5107

Signature, Place, and Date of Signing:

 /s/ John W. Auchincloss         Wilton, CT                5/12/09
(Signature)                    (City, State)               (Date)

Report Type    (Check only one.):

(     )        13F HOLDINGS REPORT. (Check here if all holdings of this
               reporting manager are reported in this report.)

(     )        13F NOTICE. (Check here if no holdings reported are in this report,and all holdings are reported by other reporting manager(s).)

(  X  )        13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

No.           Form 13F File Number            Name of Sub-adviser

1             28-05508          Aronson + Johnson + Ortiz
2             28-03121          David M. Knott
3             28-06035          D.G. Capital Management, Inc.
4             28-02602          Edgewood Management Company
5             28-01185          Frontier Capital Management Co.
6             28-04981          Goldman Sachs Asset Management
7             28-2013           Harris Associates, L.P.
8             28-10706          IronBridge Capital Management
9             801-39502         Jarislowsky Fraser Ltd.
10            28-11937          JP Morgan Investment Management, Inc.
11            28-12154          Levin Capital Securities, LP
12            28-06748          Marsico Asset Management, LLC
13            28-04632          Martingale Asset Management
14            28-1399           Southeastern Asset Management, Inc.
15            28-01693          Steinberg Asset Management, LLC
16            28-00620          The Boston Company Asset Management, LLC
17            28-02927          Water Street Capital Inc.
18            28-517            Wellington Management Company, LLP
19            28-1700           Western Asset Management Company

                    Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                        1

Form 13F Information Table Entry Total:                   1

Form 13F Information Table Value Total:             $524.21
                                                   (thousands)


Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

List of Other Included Managers:

No.          Form 13F File Number          Name of Sub-adviser

1            None                          Odey Asset Management LLP


                                           Form 13(f) Information Table
Column 1           Column 2   Column 3   Column 4        Column 5               Column 6      Column 7          Column 8
Name of            Title of   Cusip       Value     Shares or  Shares/  Put/    Investment    Other        Voting Authority
Issuer             Class                (x$1000)    PRN Amt.   PRN      Call    Discretion    Managers   Sole   Shared     None

YAMANA GOLD INC    COM        98462Y100   524.21     58,900                     Defined       Yes         x
